Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

	Land	Production facilities	Leasehold improvements	Equipment	Construction in progress	Total
Cost
Balance at December 31, 2023	20,953	179,156	76,899	99,164	8,674	384,846
Acquisitions (note 5(a), note 5(b))	335	15,635	1,110	5,170	—	22,250
Additions	—	—	800	6,831	983	8,614
Transfers from CIP	—	—	—	983	(983)	—
Transfer to assets held for sale	(11,834)	(143,540)	—	(411)	(6,013)	(161,798)
Dispositions	—	—	(559)	(2,834)	(90)	(3,483)
Balance at December 31, 2024	9,454	51,251	78,250	108,903	2,571	250,429
Additions	—	—	3,765	6,019	5,153	14,937
Transfers from CIP	—	—	2,571	—	(2,571)	—
Transfer from (to) assets held for sale	—	18,800	—	(507)	—	18,293
Dispositions	—	(532)	(6)	(2,743)	—	(3,281)
Balance at December 31, 2025	9,454	69,519	84,580	111,672	5,153	280,378

Accumulated depreciation and impairment
Balance at December 31, 2023	—	145,420	28,448	52,241	5,821	231,930
Depreciation	—	1,351	10,222	11,174	—	22,747
Impairment (recovery)	—	—	15	(111)	—	(96)
Transfer to assets held for sale	—	(141,811)	—	(165)	(5,821)	(147,797)
Dispositions	—	—	(559)	(1,606)	—	(2,165)
Balance at December 31, 2024	—	4,960	38,126	61,533	—	104,619
Depreciation	—	1,664	8,938	10,851	—	21,453
Impairment (recovery)	689	4,943	(1,044)	(379)	—	4,209
Dispositions	—	—	(113)	(1,690)	—	(1,803)
Balance at December 31, 2025	689	11,567	45,907	70,315	—	128,478

Net book value
Balance at December 31, 2024	9,454	46,291	40,124	47,370	2,571	145,810
Balance at December 31, 2025	8,765	57,952	38,673	41,357	5,153	151,900

Schedule of net impairment losses reversals of proprty ,plant and equipment

For the year ended December 31, 2025, the Company recorded the following net impairment losses (reversals) on retail property, plant and equipment:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2025	—	(263)	(263)
June 30, 2025	—	(487)	(487)
September 30, 2025	—	(567)	(567)
December 31, 2025	—	(277)	(277)
	—	(1,594)	(1,594)

For the year ended December 31, 2024, the Company recorded the following net impairment losses (reversals) on retail property, plant and equipment:

	Reporting Segment
Three months ended	Liquor retail	Cannabis retail	Total
March 31, 2024	(766)	772	6
June 30, 2024	224	(215)	9
September 30, 2024	(1,050)	886	(164)
December 31, 2024	—	—	—
	(1,592)	1,443	(149)